Segment information	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Disclosure of entity's operating segments [text block]
5 SEGMENT INFORMATION
5.1 Criteria for identifying operating segments
The Company’s chief operating decision maker ("CODM"), comprising the Board of Directors and the Board of Statutory Executive Officers, evaluates the performance of the Company’s operating segments based on Adjusted EBITDA.
Until June 30, 2026, the Company reported two operating segments: (i) Pulp; and (ii) Paper and Packaging. As a result of the acquisition described in Note 1.2.1, the Consumer Goods business increased in significance and began to meet the quantitative thresholds for separate disclosure set forth in IFRS 8. Accordingly, beginning on July 1, 2026, Consumer Goods, which had previously been aggregated within the Paper and Packaging segment, has been presented separately as a reportable segment.
The Company’s reportable segments are as follows:
i)Pulp: comprises of the production and sale of hardwood eucalyptus pulp and fluff pulp, mainly to supply the foreign market.
ii)Paper and Packaging: comprises the production and sale of paper and packaging products for domestic and foreign markets.
iii)Consumer Goods (Tissue): comprises the production and sale of personal care and consumer tissue products for domestic and foreign markets.
The information attributed to the Company’s segments are measured consistently with the practices historically adopted by the Company. For purposes of evaluating segment performance, the results of the Pulp segment and the Paper and Packaging segment consider the cost of pulp. In turn, the tail price methodology (market reference price) is used specifically for transactions involving the transfer of pulp to the Consumer Goods (Tissue) segment.
As this methodology reflects the manner in which the Company's chief operating decision maker ("CODM") assesses business performance, certain amounts of net sales and cost of sales for the Pulp and Consumer Goods (Tissue) segments differ from those previously presented due to the elimination of intersegment transactions. This change, however, had no impact on the previously reported consolidated amounts.
5.2 Information of operating segments

					09/30/2026
	Pulp (1)	Paper and Packaging (1)	Consumer Goods (1)	Intersegment eliminations (1) (2)	Total
Net sales	27,075,152	6,515,817	6,429,653	(946,529)	39,074,093
Cost of sales	(19,663,237)	(5,143,043)	(5,179,127)	819,125	(29,166,282)

Adjusted EBITDA	13,257,622	950,031	961,675	(210,391)	14,958,937
Adjustments to EBITDA (*)					883,075
Depreciation, depletion and amortization					(9,674,850)
Financial result					5,752,130
Net income before taxes					11,919,292

					09/30/2025
	Pulp (1)	Paper and Packaging (1)	Consumer Goods (1)	Intersegment eliminations (1) (2)	Total
Net sales	28,522,725	6,937,020	2,115,443	(573,227)	37,001,961
Cost of sales	(18,827,677)	(5,053,379)	(1,483,223)	573,227	(24,791,052)

Adjusted EBITDA	14,492,827	1,400,803	259,858		16,153,488
Adjustments to EBITDA (*)					(823,557)
Depreciation, depletion and amortization					(8,226,217)
Financial result					13,172,959
Net income before taxes					20,276,673

(1)As described in Note 1.2.1, following the acquisition of Arbex and the resulting increase in the financial significance of the Consumer Goods operating segment, the segment became reportable under IFRS 8, Operating Segments. Accordingly, the Consumer Goods segment is now presented separately in the Company’s segment disclosures. The information disclosed for this segment reflects the Tail Price methodology applied to the measurement of transactions involving pulp used in the manufacture of tissue products, based on a market reference price. The comparative segment information has been recast to reflect the separate presentation of this reportable segment and the application of the Tail Price methodology, ensuring consistency and comparability with the presentation adopted in the current period (as originally presented at September 30, 2025: Pulp – net sales – R$27,949,498 | Pulp – cost of sales – R$(18,535,613) | Pulp – adjusted EBITDA – R$14,093,769 | Paper – net sales – R$9,052,463 | Paper – cost of sales – (R$6,255,439) | Paper – adjusted EBITDA – R$2,059,719).
(2)Intersegment eliminations do not represent an operating segment. For the nine-month period ended September 30, 2026, the amounts presented in this column comprise: (i) the elimination of intersegment revenue and corresponding costs; (ii) the elimination of unrealized profits on intersegment transactions; and (iii) reconciliation adjustments arising from the tail-price mechanism. These adjustments impact the allocation of net sales, cost of sales and Adjusted EBITDA across the operating segments and are fully eliminated upon consolidation, with no effect on consolidated results.

	09/30/2026	09/30/2025
(*) Adjustments to EBITDA
Fair Value - Biological Asset	1,157,728	(73,248)
Loss from associates and joint ventures	(33,572)	(268,350)
Impairment of subsidiaries (1)		(88,871)
Income (loss) on disposal and write-off of non-current assets	146,036	(183,356)
(Provision)/Reversals for losses on ICMS credits (note 13.1)	(29,756)	(151,669)
Expenses on Asset Acquisition and Business Combinations (2)	(295,867)	(41,423)
Restructuring expenses (3)	(64,219)	(106)
Others (4)	2,725	(16,534)
	883,075	(823,557)
(1)Refers to the impairment of the investment in the subsidiary Suzano Finland Oy and the joint venture Woodspin Oy, as detailed in Note 18.3.
(2)Acquisition-related costs associated with business combinations, including fees paid to external advisors and professional service providers, such as legal, accounting, valuation and other consulting services, administrative expenses related to acquisition processes, and other costs directly attributable to the execution of such transactions.
(3)Costs incurred directly in connection with restructuring initiatives, including changes to the management, administrative, and organizational structure, and costs associated with the discontinuation of operations.
(4)It includes items with specific, non-cash and exceptional adjustments, such as: i) effective loss of the development contract advance program; (ii) write-off of stacked wood inventory; and (iii) extemporaneous tax credits.
5.2.1 Net Sales by geographic region

			09/30/2026
	Pulp	Paper and Packaging	Consumer Goods
Geographic Region (1)
Domestic market (Brazil)	1,823,420	3,267,655	2,192,426
Asia and Oceania	12,213,307	26,363	1,124,468
Europe	7,539,584	276,934	2,084,954
North America	4,989,032	2,262,555
South America and Central America	393,414	650,790	875,455
South Africa	116,395	31,520	152,350
Total geographic information	27,075,152	6,515,817	6,429,653

			09/30/2025
	Pulp	Paper and Packaging	Consumer Goods
Geographic Region (1)
Domestic market (Brazil)	1,939,868	3,251,247	2,097,729
Asia and Oceania	13,312,386	30,749
Europe	7,931,962	263,754
North America	4,864,271	2,564,390
South America and Central America	466,587	795,350	17,714
South Africa	7,651	31,530
Total geographic information	28,522,725	6,937,020	2,115,443
(1)Geographic information is presented on the same measurement basis as the segment information regularly reviewed by the Company’s chief operating decision maker (“CODM”). This measurement basis includes intersegment transactions, which are eliminated upon consolidation. Additionally, the comparative information for September 30, 2025, has been recast to incorporate the tail price methodology and the new reportable segment.

5.2.2 Net sales by product

	09/30/2026	09/30/2025
Products
Market pulp (1)	27,075,152	28,522,725
Printing and writing paper	3,844,689	3,870,255
Paperboard	2,646,317	3,036,987
Consumer Goods	6,429,653	2,115,443
Other	24,811	29,778
Intersegment eliminations (2)	(946,529)	(573,227)
	39,074,093	37,001,961
(1)Net sales of fluff pulp represent 0.6% of total net sales, and therefore were included in market pulp net sales. (0.7% as at September 30, 2025).
(2)Intersegment eliminations do not represent an operating segment. For the nine-month period ended September 30, 2026, the amounts presented in this column comprise: (i) the elimination of intersegment revenue and corresponding costs; (ii) the elimination of unrealized profits on intersegment transactions; and (iii) reconciliation adjustments arising from the tail price methodology. These adjustments impact the allocation of net sales, cost of sales and Adjusted EBITDA across the operating segments and are fully eliminated upon consolidation, with no effect on consolidated results. Additionally, the comparative information for September 30, 2025, has been recast to incorporate the tail price methodology and the new reportable segment.
5.3 Main customers
On September 30, 2026, the Company had 1 (one) customer responsible for 10.80% (11.06% on September 30, 2025) of the net sales of Pulp segment and 1 (one) customer responsible for 16.40% (10.70% on September 30, 2025) of the net sales of the Paper and Packaging segment. In the Consumer Goods (Tissue) segment, no customer represented 10.00% or more of net sales revenue on September 30, 2026 and 2025.
5.4 Goodwill based on expected future profitability
The goodwill based on expected future profitability arising from the business combination was allocated to the disclosable segments, which correspond to the Company's cash-generating units (“CGUs”), considering the economic benefits generated by such intangible assets. The allocation of goodwill is set out below:

	09/30/2026	12/31/2025
Pulp	7,897,051	7,897,051
Consumer Goods	2,020,667	290,191
	9,917,718	8,187,242